Reverse Takeover Transaction with NCAC (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Jan. 25, 2024
NCAC [Member]
Reverse Takeover Transaction with NCAC [Line Items]
Price per share		$ 17,895.14
Number of shares issued	2,086
RTO [Member]
Reverse Takeover Transaction with NCAC [Line Items]
Transaction expenses	$ 2,461,025